Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model

The assumptions used in the Black-Scholes pricing model for stock options granted during the nine months ended September 30, 2017 were as follows:

Stock and exercise prices	$1.22 – $2.13
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.79% – 2.08%
Expected life (in years)	5.12 – 6.09
Expected volatility	70.0% – 90.0%

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2015 and 2016 are as follows:

	2015	2016
Stock and exercise prices	$4.14 – $10.14	$0.775 – $4.02
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.52% – 1.94%	0.99% – 2.11%
Expected life (in years)	5.23 – 6.08	5.13 – 6.08
Expected volatility	70.0% – 100.0%	80.0% – 90.0%

Summary of Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2017 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2016	896,662	$8.80	8.5

Granted	1,711,196	$1.49
Exercised	—
Cancelled/forfeited/expired	(123,572)	$5.13	8.7

Outstanding at September 30, 2017	2,484,286	$3.93	8.9

Vested and unvested expected to vest at September 30, 2017	2,267,826	$4.16	8.8

A summary of stock option activity for the years ended December 31, 2015 and 2016 is as follows:

			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2014	302,015	$18.88	9.0

Granted	441,288	$6.01
Exercised	—	—
Cancelled/forfeited/expired	(29,644)	$13.83

Outstanding at December 31, 2015	713,659	$11.03	8.8

Granted	290,399	$2.51
Exercised	—	—
Cancelled/forfeited/expired	(107,396)	$7.99

Outstanding at December 31, 2016	896,662	$8.80	8.5

Vested and unvested expected to vest, December 31, 2016	801,529	$9.26	8.0

Schedule of Information about Options Outstanding and Exercisable

Further information about the options outstanding and exercisable at December 31, 2016 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$0.78	13,771	10.0	—
$1.93	184,073	9.6	42,082
$4.06	118,342	9.1	67,919
$6.37	336,406	8.7	149,981
$15.26	139,104	6.8	116,789
$26.45	104,966	7.1	78,466

	896,662		455,237

Summary of RSU Activity

A summary of RSU activity for the nine months ended September 30, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	174,249	$2.68

Granted	350,000	$1.50
Vested and issued	(155,829)	$1.96
Forfeited	(7,500)	$2.12

Outstanding at September 30, 2017	360,920	$1.87

Vested and unvested expected to vest at September 30, 2017	301,420	$1.95

A summary of RSU activity during 2015 and 2016 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2014	83,755	$15.43

Granted	—	—
Issued	(58,003)	$15.56
Forfeited	—	—

Outstanding at December 31, 2015	25,752	$15.12

Granted	165,829	$1.96
Issued	(4,449)	$16.05
Forfeited	(12,883)	$13.34

Outstanding at December 31, 2016	174,249	$2.68

Vested and unvested expected to vest, December 31, 2016	171,667	$2.69

Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statements of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2016	2017	2016	2017
Stock Options
Cost of revenues	$34,119	$59,720	$89,606	$133,105
Research and development expenses	28,189	53,405	87,153	121,834
General and administrative expenses	292,381	178,671	829,516	528,406
Sales and marketing expenses	51,924	40,181	91,164	100,327

Total expenses related to stock options	406,613	331,977	1,097,439	883,672
RSUs
Cost of revenues	14,918	20,417	16,834	58,717
Research and development expenses	14,131	20,418	15,583	57,490
General and administrative expenses	6,668	74,521	7,676	160,927
Sales and marketing expenses	22,939	28,355	27,447	71,343

Total stock-based compensation	$465,269	$475,688	$1,164,979	$1,232,149

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2015	2016
Stock Options
Cost of revenues	$68,660	$115,266
Research and development expenses	103,138	123,330
General and administrative expenses	933,018	1,071,490
Sales and marketing expenses	149,917	142,741

Total expenses related to stock options	1,254,733	1,452,827
RSUs
Cost of revenues	—	32,338
Research and development expenses	10,724	30,261
General and administrative expenses	112,367	38,274
Sales and marketing expenses	—	40,247

Total stock-based compensation	$1,377,824	$1,593,947

Stock Options [Member]
Schedule of Percentage Of Overall Performance Grant Subject To Vesting

Each performance stock option granted on May 31, 2017 has an exercise price of $1.50 per share, an estimated grant date fair value of $0.99 per share, and is subject to vesting as determined by the Company’s Board of Directors based on the achievement of specified corporate goals for 2017, provided that none shall vest unless a minimum level of 70% of the Company’s corporate goals for 2017 are achieved, as follows:

Percentage of
Overall Performance Stock
Option Grant Subject to
Vesting
Target
Minimum revenue	20%
Cost of revenue reductions and improvements	15%
Increase cash generated from operations	15%
Minimum cash on-hand at December 31, 2017	15%
Minimum customer agreements, product licensing and product launch	20%
Implementation of new products and utility trials	15%

Total	100%

RSUs [Member]
Schedule of Percentage Of Overall Performance Grant Subject To Vesting

Vesting of the time-based RSUs granted on May 31, 2017 is subject to continuing service and occurs on the one year anniversary of the vesting commencement date, or May 2, 2018, while the performance RSUs are subject to continuous service and vesting is as determined by the Company’s Board of Directors based on the achievement of specified corporate goals for 2017, provided that none shall vest unless a minimum level of 70% of the Company’s corporate goals for 2017 are achieved, as follows:

Percentage of Overall Performance RSU Grant Subject to Vesting
Target
Minimum revenue	20%
Cost of revenue reductions and improvements	15%
Increase cash generated from operations	15%
Minimum cash on-hand at December 31, 2017	15%
Minimum customer agreements, product licensing and product launch	20%
Implementation of new products and utility trials	15%

Total	100%